Fair Value (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies, Total gains (losses)	¥ (8,831)	¥ (8,318)
Long-lived assets, Total gains (losses)	(399,259)	(34,692)
Goodwill, Total gains (losses)	(163,902)
Other accrued expenses, Total gains (losses)	(48,000)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies	29,349	26,129
Long-lived assets	227,311	31,114
Goodwill	87,379
Other accrued expenses	(48,000)
Fair Value, Measurements, Nonrecurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies	29,349	23,196
Fair Value, Measurements, Nonrecurring | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies		2,933
Long-lived assets	227,311	31,114
Goodwill	87,379
Other accrued expenses	¥ (48,000)